Consolidated Statements of Comprehensive Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Consolidated Statements of Comprehensive Income [Abstract]
NET INCOME FOR THE YEAR	$ 1,056,317	$ 1,238,892	$ 401,630	$ 603,745
Net unrealized gains (losses):
Net change in unrealized gains (losses) on financial instruments at fair value through OCI	(52,913)	(62,059)	(8,540)	15,969
Gains and losses on derivatives held as cash flow hedges	182,376	213,898	10,358	(37,546)
Cumulative translation adjustment
Subtotal Other comprehensive income before income taxes	129,463	151,839	1,818	(21,577)
Income tax	(45,070)	(52,860)	(493)	5,810
Total other comprehensive income items that will be reclassified subsequently to profit or loss	84,393	98,979	1,325	(15,767)
Other comprehensive income that will not be reclassified subsequently to profit or loss
Actuarial gains (losses)	523	613	(91)	(247)
Subtotal other comprehensive income before income taxes	523	613	(91)	(247)
Income taxes	(125)	(147)	25	66
Total other comprehensive income items that will not be reclassified subsequently to profit or loss	398	466	(66)	(181)
Subtotal other comprehensive income	84,791	99,445	1,259	(15,948)
TOTAL CONSOLIDATED COMPREHENSIVE INCOME	1,141,108	1,338,337	402,889	587,797
Attributable to:
Equity holders of the parent	1,141,107	1,338,336	402,888	587,796
Non-controlling interest	$ 1	$ 1	$ 1	$ 1